UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2018

Item 1. Reports to Stockholders.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	J.P. Morgan Leveraged Loan Index
6-Month	2.42%	-1.16%	2.69%
1-Year	4.27	0.62	4.93
5-Year	4.14	3.40	4.39
10-Year	4.93	4.55	5.53

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 3.50% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2 OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) returned 2.42% during the six-month reporting period. In comparison, the J.P. Morgan Leveraged Loan Index (the “Index”) returned 2.69%.

MARKET HIGHLIGHTS

During the period, the senior loan market performed well as a solid U.S. economy, the expectation and announcement of U.S. tax reform, strong corporate fundamentals and demand for the asset class served as tailwinds. Loan market demand remained solid as the $150 billion (B) in collateralized loan obligation (CLO) formations offset the $4.3B in senior loan mutual fund outflows. While gross new issue supply for the period remained strong at $445B, much of the new loans were re-pricings/re-financings of existing loan issues. Spreads ultimately tightened 25 basis points to 441 basis points.

FUND REVIEW

In looking at portfolio attribution during the reporting period, the strongest performing sectors versus the Index were Metals & Mining, Technology and Financials. Sectors that detracted from performance versus the Index this reporting period were Retail, Healthcare, and Services.

Joseph Welsh, CFA Portfolio Manager

STRATEGY & OUTLOOK

At period end and from a portfolio positioning perspective, the Fund held modest overweights versus the Index in the Metals & Mining, Broadcasting, and Automotive (parts suppliers) sectors as well as modest underweights in the Industrials, Healthcare and Retail sectors. Over the past year and as a function of their bottom-up approach, the team has increased the overall credit quality of the portfolio, finding better relative value in higher-rated loans versus those with lower ratings.

In looking at the senior loan market, the team believes that current valuations remain attractive and the overall credit quality remains solid. While there are certain sectors that are experiencing specific challenges, such as Healthcare and Retail, we believe that healthy credit fundamentals can continue in 2018 with low default rates and improving credit statistics such as leverage levels.

David Lukkes, CFA Portfolio Manager

3 OPPENHEIMER SENIOR FLOATING RATE FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	16.3%
Commercial Services & Supplies	8.3
Internet Software & Services	8.0
Health Care Equipment & Supplies	7.1
Hotels, Restaurants & Leisure	6.7
Diversified Telecommunication Services	4.8
Energy Equipment & Services	3.6
Electric Utilities	3.5
Beverages	3.0
Road & Rail	2.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2018, and are based on net assets. For more current Fund holdings, please visit oppenheimerfunds. com.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	10.1%
BBB	4.5
BB	38.0
B	33.7
CCC	4.7
CC	0.2
D	0.2
Unrated	8.6
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of January 31, 2018, and are subject to change. Except for securities labeled “Unrated,” all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as S&P Global Ratings (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Government Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

4 OPPENHEIMER SENIOR FLOATING RATE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OOSAX)	9/8/99	2.42%	4.27%	4.14%	4.93%
Class B (OOSBX)	9/8/99	2.16	3.62	3.60	4.54
Class C (OOSCX)	9/8/99	2.04	3.49	3.40	4.29
Class I (OOSIX)	10/26/12	2.59	4.61	4.48	4.68*
Class R (OOSNX)	10/26/12	2.42	4.01	3.87	4.08*
Class Y (OOSYX)	11/28/05	2.55	4.40	4.40	5.18

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/18

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OOSAX)	9/8/99	-1.16%	0.62%	3.40%	4.55%
Class B (OOSBX)	9/8/99	-0.84	0.62	3.43	4.54
Class C (OOSCX)	9/8/99	1.04	2.49	3.40	4.29
Class I (OOSIX)	10/26/12	2.59	4.61	4.48	4.68*
Class R (OOSNX)	10/26/12	2.42	4.01	3.87	4.08*
Class Y (OOSYX)	11/28/05	2.55	4.40	4.40	5.18

*Shows performance since inception

STANDARDIZED YIELDS

For the 30 Days Ended 1/31/18
Class A	4.86%
Class B	4.52
Class C	4.29
Class I	5.40
Class R	4.79
Class Y	5.29

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 1/31/18
Class A	4.85%
Class B	4.51
Class C	4.28
Class I	5.39
Class R	4.77
Class Y	5.28

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 3% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I, R and Y shares. Because Class B shares convert to Class A shares 72 months after purchase,

5 OPPENHEIMER SENIOR FLOATING RATE FUND

the 10-year return for Class B shares uses Class A performance for the period after conversion. Because Class B shares convert to Class A Shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended January 31, 2018 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended January 31, 2018. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index, which tracks the performance of U.S. dollar denominated senior floating rate bank loans. The index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio managers and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on January 31, 2018, and are subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 OPPENHEIMER SENIOR FLOATING RATE FUND

Actual	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During 6 Months Ended January 31, 2018
Class A	$1,000.00	$1,024.20	$ 5.73
Class B	1,000.00	1,021.60	8.34
Class C	1,000.00	1,020.40	9.62
Class I	1,000.00	1,025.90	4.09
Class R	1,000.00	1,024.20	7.01
Class Y	1,000.00	1,025.50	4.50

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.56	5.72
Class B	1,000.00	1,016.99	8.32
Class C	1,000.00	1,015.73	9.60
Class I	1,000.00	1,021.17	4.08
Class R	1,000.00	1,018.30	6.99
Class Y	1,000.00	1,020.77	4.49

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2018 are as follows:

Class	Expense Ratios
Class A	1.12%
Class B	1.63
Class C	1.88
Class I	0.80
Class R	1.37
Class Y	0.88

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—85.7%
Consumer Discretionary—29.0%
Auto Components—0.3%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%,[LIBOR4+400], 11/19/19[1]	$10,042,912	$10,055,516
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.313%,[LIBOR12+275], 3/7/24[1]	34,444,504	34,674,077

		44,729,593

Automobiles—0.6%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.31%-5.32%,[LIBOR12+375], 4/15/21[1]	80,753,122	81,529,160

Distributors—2.6%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.324%,[LIBOR12+275], 8/25/21[1]	29,966,297	29,842,686
Tranche B6, 4.462%,[LIBOR4+300], 6/22/23[1]	19,578,933	19,490,240
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%,[LIBOR4+350], 9/26/24[1]	28,992,338	28,716,910
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.125%,[LIBOR12+450], 8/21/22[1]	35,208,305	31,570,055
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.567%,[LIBOR12+500], 9/25/24[1]	47,431,138	47,757,227
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.06%,[LIBOR12+250], 11/17/24[1]	16,423,838	16,516,222
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.06%,[LIBOR12+250], 8/18/23[1]	28,514,860	28,679,248
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.729%,[LIBOR4+425], 6/23/23[1]	14,337,804	13,877,847
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.374%,[LIBOR4+375], 8/16/23[1]	7,091,970	7,124,451
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%-5.125%,[LIBOR4+350], 6/18/21[1]	8,878,349	8,933,838
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.304%-4.324%,[LIBOR12+275], 1/30/23[1]	21,214,543	21,383,941
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.30%-4.78%,[LIBOR4+300], 8/19/22[1]	18,897,212	19,036,390
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.772%,[LIBOR4+300], 1/26/23[1]	32,798,562	24,984,305
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.57%,[LIBOR12+300], 3/11/22[1]	67,243,384	54,734,434
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%-5.074%,[LIBOR12+350], 6/8/24[1]	26,693,288	26,619,881

		379,267,675

9 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Consumer Services—0.6%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.069%-6.074%,[LIBOR4+450], 5/8/20[1]	$41,008,815	$32,362,926
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.695%,[LIBOR4+500], 4/1/21[1]	42,026,145	42,131,211
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.445%,[LIBOR4+875], 4/1/22[1]	7,155,000	6,940,350

		81,434,487

Hotels, Restaurants & Leisure—6.7%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 8/1/21[1]	35,507,261	35,840,141
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.968%,[LIBOR52+250], 9/15/23[1]	24,850,459	25,062,806
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.074%,[LIBOR4+250], 10/7/24[1]	62,665,000	63,148,147
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%,[LIBOR4+275], 12/23/24[1]	223,440,000	226,359,244
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR12+300], 2/12/21[1]	17,508,481	17,103,597
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.57%,[LIBOR12+200], 12/27/24[1]	13,465,000	13,574,403
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+250], 4/18/24[1]	26,223,225	26,465,790
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 2/1/24[1]	59,038,490	59,377,961
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.813%-3.875%,[LIBOR4+225], 4/17/24[1]	29,639,455	29,898,800
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+250], 8/30/23[1]	10,637,751	10,745,991
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.979%,[LIBOR4+350], 5/9/24[1]	33,640,950	34,019,411
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.074%,[LIBOR12+250], 11/30/23[1]	10,543,500	10,653,363
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%,[LIBOR4+375], 2/22/23[1]	10,352,975	10,524,420
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.824%,[LIBOR4+325], 7/31/24[1]	3,130,000	3,160,330
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.47%,[LIBOR4+275], 4/14/21[1]	28,150,770	28,291,665
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+250], 1/19/24[1]	6,545,663	6,590,697
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.67%,[LIBOR4+225], 5/11/24[1]	8,887,838	8,962,851
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.824%,[LIBOR4+325], 8/14/24[1]	43,929,900	44,271,675

10 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%,[LIBOR12+250], 6/8/23[1]	$59,719,990	$60,127,878
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.067%,[LIBOR12+350], 11/15/20[1]	30,950,409	30,060,585
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.811%,[LIBOR12+350], 12/20/24[1]	13,470,000	13,589,411
Weight Watchers Internatioanl, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.32%-6.45%,[LIBOR12+475], 11/29/24[1]	212,113,000	215,360,450

		973,189,616

Household Durables—1.5%
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%,[LIBOR4+225], 6/30/23[1]	12,451,873	12,590,026
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.064%,[LIBOR12+250], 10/27/22[1]	9,129,438	9,220,732
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.074%,[LIBOR12+550], 2/15/23[1]	29,152,438	29,383,179
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.324%,[LIBOR12+275], 1/26/24[1]	19,036,104	19,238,362
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.074%,[LIBOR12+350], 9/7/23[1]	58,396,944	46,367,174
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.812%-5.195%,[LIBOR4+350], 11/8/23[1]	73,304,724	71,983,773
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 8/1/23[1]	30,643,921	30,913,894

		219,697,140

Media—16.3%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%,[LIBOR4+325], 9/26/21[1]	40,521,351	35,422,549
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.47%,[LIBOR4+275], 7/15/25[1]	36,464,450	36,103,634
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 7/28/25[1]	30,814,466	30,920,468
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%,[LIBOR12+325], 10/3/23[1]	17,338,753	17,536,588
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.172%,[LIBOR4+275], 11/18/24[1]	33,955,000	34,233,940
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.074%,[LIBOR12+350], 4/9/21[1]	82,123,408	66,657,107
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.083%,[LIBOR4+675], 1/30/19[1]	395,239,541	304,115,089
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.833%,[LIBOR4+750], 7/30/19[1]	49,202,030	37,728,363
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.81%,[LIBOR12+225], 7/17/25[1]	27,952,013	28,042,298

11 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.139%,[LIBOR4+250], 1/12/26[1]	$11,220,000	$11,318,231
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.272%,[LIBOR4+550], 2/28/20[1]	38,232,466	37,874,037
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.444%,[LIBOR4+575], 8/13/21[1]	128,144	128,685
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 10/18/19[1]	18,616,910	17,709,428
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.814%,[LIBOR12+250], 2/7/24[1]	27,929,103	28,173,483
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.443%,[LIBOR4+475], 11/3/23[1]	44,400,456	44,999,863
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B3, 5.212%,[LIBOR4+375], 11/27/23[1] Tranche B4, 6.195%,[LIBOR4+450], 1/2/24[1]	26,038,000 8,985,000	25,882,293 9,120,898
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.33%,[LIBOR6+275], 12/18/20[1]	72,466,171	73,190,832
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.693%,[LIBOR4+600], 4/22/20[1,2]	66,960,000	66,374,100
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.22%,[LIBOR4+350], 1/7/22[1]	73,390,000	71,280,038
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.817%,[LIBOR12+225], 12/8/23[1]	25,306,073	25,606,583
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.31%,[LIBOR4+250], 10/4/24[1]	20,610,000	20,818,264
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.444%,[LIBOR4+575], 8/13/21[1]	49,463,551	49,672,287
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.468%,[LIBOR6+300], 1/17/25[1]	26,320,000	26,643,604
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.068%,[LIBOR12+250], 1/17/24[1]	14,238,889	14,345,681
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.074%,[LIBOR4+650], 10/13/22[1,2]	111,945,000	111,385,275
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%,[LIBOR12+325], 7/21/22[1]	31,137,873	31,298,544
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.068%,[LIBOR12+250], 1/17/24[1]	112,890,599	113,737,278
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%,[LIBOR12+300], 2/1/24[1]	65,882,150	66,158,526
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.35%,[LIBOR12+300], 2/1/24[1]	28,800,000	28,920,816
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.569%,[LIBOR4+400], 11/8/24[1]	44,573,288	45,163,884
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.08%,[LIBOR12+250], 7/2/21[1]	20,729,242	20,919,847
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.522%,[LIBOR4+275], 7/31/25[1]	19,383,525	18,692,987
Tranche B12, 4.72%,[LIBOR4+300], 1/31/26[1]	53,822,377	51,994,838

12 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%,[LIBOR12+225], 12/12/24[1]	$71,895,000	$72,613,950
Tranche B2, 3.83%,[LIBOR12+225], 1/3/24[1]	72,631,829	73,119,915
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.229%,[LIBOR4+275], 12/6/23[1]	20,455,425	20,557,702
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AL, 4.06%,[LIBOR12+250], 3/1/26[1]	40,435,000	40,733,612
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.70%,[LIBOR4+300], 11/17/23[1]	21,703,256	21,871,456
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%,[LIBOR12+300], 1/26/24[1]	54,600,025	54,787,849
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.81%,[LIBOR4+225], 1/15/26[1]	31,270,000	31,376,474
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.324%,[LIBOR12+275], 3/15/24[1]	101,235,341	101,452,491
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.06%,[LIBOR4+250], 1/15/26[1]	64,256,000	64,641,536
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.06%,[LIBOR12+250], 1/15/26[1]	66,980,000	67,445,176
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.811%,[LIBOR12+325], 8/18/23[1]	63,336,263	63,455,018
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.83%,[LIBOR12+325], 5/6/21[1]	37,062,321	37,363,452
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.807%,[LIBOR12+225], 11/1/23[1]	31,372,000	31,590,035
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.06%,[LIBOR12+250], 4/15/25[1]	69,295,000	69,338,309

		2,352,517,313

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.805%,[LIBOR12+325], 10/25/20[1]	47,556,188	40,928,044

Specialty Retail—0.1%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%,[LIBOR4+450], 8/29/21[1]	17,455,574	17,462,818

Consumer Staples—3.0%
Beverages—3.0%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.546%-3.824%,[LIBOR4+225], 2/16/24[1]	30,009,701	30,219,769
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.046%-6.00%,[PRIME4+175], 4/6/24[1]	44,511,562	44,716,761
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%,[LIBOR12+300], 6/2/21[1]	9,236,072	9,308,252
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.824%,[LIBOR12+225], 8/3/22[1]	29,425,158	29,651,143
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.454%,[LIBOR12+325], 1/19/25[1]	17,955,000	18,218,759

13 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.688%,[LIBOR4+225], 7/4/22[1]	$13,440,000	$13,566,000
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.556%,[LIBOR12+200], 6/16/23[1]	20,863,658	21,059,255
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.488%-4.90%,[LIBOR4+275], 10/4/23[1]	102,458,995	103,766,884
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.759%-3.81%,[LIBOR12+225], 5/15/24[1]	25,261,000	25,430,937
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.154%,[LIBOR12+350], 4/19/24[1]	8,566,950	8,663,328
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.564%,[LIBOR12+200], 2/2/24[1]	48,001,050	48,483,701
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 5/24/24[1]	53,289,257	53,683,331
Refresco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 9/26/24[1]	9,515,000	9,556,628
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.731%,[LIBOR4+325], 12/14/24[1]	15,725,000	15,793,797
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.196%,[LIBOR4+325], 1/26/25[1]	7,180,000	7,277,217

		439,395,762

Energy—4.0%
Energy Equipment & Services—3.6%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.485%,[LIBOR12+425], 8/4/20[1,3]	45,574,302	30,306,911
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+400], 10/31/24[1]	42,580,000	43,174,417
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.936%,[LIBOR12+1,037.5], 12/31/21[1]	15,525,000	17,659,687
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.306%,[LIBOR12+475], 12/31/22[1]	17,860,000	18,235,953
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.954%,[LIBOR4+750], 8/23/21[1]	17,150,000	18,390,717
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24[4]	36,620,730	37,170,407
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.324%,[LIBOR12+375], 10/2/23[1]	79,914,483	81,129,982
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.083%,[LIBOR4+300], 9/18/21[1,3]	50,474,567	32,657,045
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.568%,[LIBOR4+287.5], 10/1/18[1]	19,528,658	19,167,378
Tranche B, 8.693%,[LIBOR4+700], 8/31/20[1]	6,364,000	6,135,978
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.693%,[LIBOR4+500], 6/27/20[1]	9,995,751	8,346,452
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.95%,[LIBOR4+525], 8/25/23[1]	28,253,005	25,931,032
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+450], 6/18/20[1,3]	31,549,367	14,709,892

14 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20[5,7]	$6,869,080	$6,800,389
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.561%,[LIBOR12+400], 2/15/24[1]	30,375,483	30,432,437
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.20%,[LIBOR4+350], 12/31/23[1]	22,269,281	22,391,762
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/18[1,3]	7,090,658	3,093,300
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 2/21/21[1]	57,744,367	51,007,620
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	2,293,760	2,010,859
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	855,941	750,373
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.85%,[LIBOR4+400], 9/27/24[1]	16,550,000	16,786,169
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.413%,[LIBOR4+300], 4/12/24[1]	26,940,000	27,108,375

		513,397,135

Oil, Gas & Consumable Fuels—0.4%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	16,495,726	14,461,226
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.943%,[LIBOR4+425], 8/4/21[1]	44,848,366	44,385,980

		58,847,206

Financials—3.4%
Capital Markets—0.8%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.819%,[LIBOR12+425], 11/23/20[1,7]	29,742,872	29,919,544
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21[5,7]	88,832,713	89,304,858
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21[5,7]	2,752,331	2,766,960

		121,991,362

Commercial Banks—2.3%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.817%,[LIBOR4+325], 8/12/22[1]	13,271,869	13,388,064
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.304%-4.324%,[LIBOR12+275], 1/25/24[1]	17,696,051	17,838,416
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.693%,[LIBOR4+300], 5/22/24[1]	17,625,557	17,735,717
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%,[LIBOR12+250], 3/25/24[1]	13,117,978	13,216,429
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.546%-5.022%,[LIBOR4+325], 11/4/21[1]	2,984,937	2,989,071

15 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.443%,[LIBOR4+275], 7/3/24[1]	$8,942,588	$9,034,830
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.312%,[LIBOR4+300], 10/2/20[1]	21,500,737	21,677,903
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.125%,[LIBOR12+350], 12/20/24[1]	17,970,000	18,127,237
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.557%-4.558%,[LIBOR4+300], 10/1/21[1]	29,347,525	29,751,053
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.234%,[LIBOR4+450], 1/31/25[1]	13,465,000	13,498,663
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.074%,[LIBOR12+350], 1/8/24[1]	48,588,255	49,180,303
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%,[LIBOR12+300], 10/24/22[1]	92,266,978	89,110,063
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 5/16/24[1]	32,114,513	32,307,200

		327,854,949
Consumer Finance—0.3%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.83%,[LIBOR12+525], 9/29/20[1]	24,312,849	23,659,441
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.24%,[LIBOR12+900], 9/29/21[1,2]	12,348,457	12,224,972

		35,884,413
Health Care—7.6%
Biotechnology—0.1%
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.074%,[LIBOR12+350], 1/31/25[1]	22,130,000	22,266,432
Health Care Equipment & Supplies—7.1%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.855%,[LIBOR4+612.5], 4/30/22[1]	10,254,569	9,946,932
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.324%,[LIBOR12+275], 2/11/22[1]	2,862,341	2,889,476
Tranche B2, 4.305%,[LIBOR12+275], 2/16/23[1]	19,849,902	20,038,079
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.943%,[LIBOR12+325], 4/28/22[1]	11,421,854	11,536,073
Tranche B, 5.591%,[LIBOR12+325], 9/26/24[1]	14,320,000	14,511,530
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%,[LIBOR12+425], 4/16/21[1]	24,251,001	24,326,785
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%,[LIBOR4+425], 10/24/23[1]	17,480,000	17,676,650
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.074%,[LIBOR4+550], 8/4/21[1]	12,812,051	12,844,081
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 4/22/24[1]	47,859,098	48,176,165

16 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.943%,[LIBOR4+325], 9/1/24[1]	$7,196,963	$7,210,457
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%,[LIBOR4+400], 6/7/19[1]	9,425,004	9,468,830
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 5/20/24[1]	14,468,035	14,583,273
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.324%,[LIBOR12+275], 3/1/24[1]	108,485,213	109,298,852
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche G, 4.229%,[LIBOR4+275], 12/31/19[1] Tranche H, 4.479%,[LIBOR4+300], 1/27/21[1]	1,891,934 52,607,673	1,871,199 51,717,025
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.491%,[LIBOR4+275], 6/1/22[1]	11,220,000	11,346,225
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%-4.945%,[LIBOR12+325], 6/8/20[1]	47,954,287	47,482,177
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%,[LIBOR12+425], 4/29/24[1]	43,233,386	43,379,299
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.58%,[LIBOR12+300], 12/1/23[1]	20,247,739	20,361,632
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.824%,[LIBOR12+325], 10/30/23[1]	17,406,953	17,551,082
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.715%,[LIBOR52+225], 1/31/25[1]	69,375,750	69,885,315
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.824%,[LIBOR12+225], 2/15/24[1]	17,363,788	17,543,676
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%-3.824%,[LIBOR12+225], 8/1/24[1]	21,283,437	21,414,756
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.319%-4.324%,[LIBOR4+275], 8/18/22[1]	34,841,057	35,128,496
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%,[LIBOR4+325], 2/2/24[1]	16,004,575	16,048,588
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.943%,[LIBOR4+525], 11/30/18[1]	37,769,005	27,476,951
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%,[LIBOR4+275], 9/24/24[1]	11,716,562	11,708,009
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 6/7/23[1]	66,190,844	66,723,680
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 1/31/21[1]	34,885,890	35,380,049
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.443%,[LIBOR4+575], 7/31/19[1]	16,391,116	13,003,564
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.296%-5.695%,[LIBOR4+400], 11/27/20[1]	30,262,455	29,392,409
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.046%,[LIBOR4+375], 6/30/21[1]	36,979,818	37,372,728
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.324%,[LIBOR4+300], 9/27/24[1]	2,673,300	2,696,357

17 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.13%-6.75%,[LIBOR4+350], 3/1/21[1]	$21,633,192	$21,876,565
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%,[LIBOR12+300], 5/15/22[1]	2,264,296	2,274,203
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.83%,[LIBOR4+325], 9/2/24[1]	26,892,600	26,970,992
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.324%,[LIBOR12+275], 2/6/24[1]	43,906,459	43,192,979
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.896%,[LIBOR4+325], 6/23/24[1]	1,795,000	1,816,316
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 5.06%,[LIBOR12+350], 4/1/22[1]	24,745,936	25,158,945
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.323%,[LIBOR12+275], 2/13/23[1]	2,631,261	2,664,981
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.49%,[LIBOR4+300], 12/2/24[1]	21,300,000	21,586,272

		1,025,531,653

Health Care Providers & Services—0.4%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR4+350], 4/9/21[1]	58,460,660	58,752,963

Industrials—14.7%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 4/9/20[1]	17,845,146	17,702,385

Commercial Services & Supplies—8.3%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.574%,[LIBOR12+500], 10/18/21[1]	14,815,755	14,952,801
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%,[LIBOR4+375], 7/28/22[1]	39,838,943	39,515,252
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.324%,[LIBOR12+275], 8/4/22[1]	66,974,518	67,571,261
Tranche B5, 4.574%,[LIBOR12+300], 11/3/23[1]	65,823,934	66,430,831
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.124%,[LIBOR12+450], 5/31/24[1]	20,238,300	20,440,683
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.674%-5.222%,[LIBOR4+350], 4/29/24[1]	29,984,325	30,134,247
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.892%,[LIBOR4+250], 11/7/24[1]	26,165,000	26,502,921
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.647%-5.677%,[LIBOR4+450], 12/8/23[1]	18,810,000	18,857,025
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.067%,[LIBOR12+350], 9/15/20[1]	26,271,953	26,468,993
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%,[LIBOR4+550], 3/19/21[1]	8,383,335	8,173,751

18 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.272%,[LIBOR4+550], 3/19/21[1]	$16,907,521	$16,361,549
Cotiviti Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.20%,[LIBOR4+250], 9/28/23[1]	39,471,219	39,841,459
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 12/20/19[1]	50,540,087	26,217,670
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.193%,[LIBOR4+750], 12/21/20[1]	9,500,000	985,625
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.324%,[LIBOR12+275], 8/12/20[1]	9,240,000	9,328,796
Tranche B2, 4.824%,[LIBOR12+325], 8/14/23[1]	23,695,735	23,979,018
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.819%,[LIBOR4+525], 6/30/22[1]	15,555,577	15,451,899
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.307%,[LIBOR12+575], 1/5/24[1]	14,781,250	14,892,183
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.916%,[LIBOR4+350], 5/24/24[1]	57,472,142	58,094,565
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 10/31/21[1]	49,152,700	49,782,592
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%,[LIBOR6+350], 5/1/24[1]	50,536,050	50,804,649
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.885%,[LIBOR4+375], 10/3/24[1]	13,110,000	13,241,100
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.618%,[LIBOR4+500], 4/11/23[1]	23,546,800	23,900,002
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%,[LIBOR4+375], 8/12/22[1]	24,498,794	24,743,782
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.067%,[LIBOR12+450], 4/26/24[1]	35,120,183	35,453,122
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.941%,[LIBOR4+450], 11/21/24[1]	24,700,000	24,916,125
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.443%,[LIBOR4+575], 3/20/20[1]	22,496,033	22,214,833
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.943%,[LIBOR4+825], 4/17/20[1]	9,700,330	9,288,066
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 5/21/22[1]	24,644,342	25,044,813
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.193%,[LIBOR4+550], 9/30/22[1]	52,738,042	52,922,625
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 2/22/24[1]	63,680,794	64,202,658
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.704%,[LIBOR4+300], 1/29/25[1]	5,390,000	5,455,704
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%,[LIBOR4+275], 2/28/21[1]	40,420,000	40,521,050
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.89%,[LIBOR6+325], 1/23/25[1]	4,490,000	4,549,874
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.489%,[LIBOR4+400], 9/12/24[1]	82,740,000	82,481,851

19 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.03%,[LIBOR6+425], 2/1/23[1]	$15,527,663	$15,731,463
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.166%,[LIBOR4+275], 9/2/21[1]	26,069,998	26,205,692
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.958%,[LIBOR4+225], 11/1/21[1]	111,312,000	112,328,835

		1,207,989,365

Industrial Conglomerates—1.9%
Clark Equipment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.193%,[LIBOR4+275], 5/18/24[1]	22,214,653	22,478,452
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%,[LIBOR12+275], 7/30/24[1]	17,870,587	17,984,333
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 4/1/24[1]	40,111,432	40,477,649
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.625%,[LIBOR12+300], 12/6/24[1]	12,699,038	12,889,523
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 6/30/21[1]	23,039,497	23,341,890
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 5/17/24[1]	24,079,000	24,184,346
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.81%,[LIBOR12+225], 8/21/24[1]	15,242,571	15,387,451
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.943%,[LIBOR12+225], 1/31/24[1]	9,180,625	9,258,109
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.324%-4.443%,[LIBOR4+275], 6/9/23[1]	45,790,653	46,266,647
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.568%,[LIBOR12+400], 11/30/23[1]	34,696,918	35,119,874
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 6/19/21[1]	9,279,500	9,075,351
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.272%,[LIBOR4+350], 12/28/19[1]	15,629,739	15,659,045

		272,122,670

Road & Rail—2.9%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.745%,[LIBOR4+225], 10/6/23[1]	11,720,625	11,852,541
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.074%,[LIBOR12+450], 5/18/23[1]	26,735,650	27,078,267
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.811%,[LIBOR12+225], 3/21/22[1]	140,066,150	140,012,225
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%,[LIBOR12+300], 2/1/24[1]	19,625,272	19,821,623
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.324%,[LIBOR12+875], 11/12/20[1]	24,913,353	15,022,004

20 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Road & Rail (Continued)
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.574%,[LIBOR12+500], 2/27/24[1]	$12,153,835	$12,351,335
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.574%,[LIBOR12+300], 7/29/22[1]	14,049,777	14,131,687
Tranche B2, 4.574%,[LIBOR12+300], 7/29/22[1]	960,680	966,281
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.729%,[LIBOR4+825], 2/23/22[1,2]	167,344,000	173,703,072

		414,939,035
Trading Companies & Distributors—0.2%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.313%,[LIBOR4+600], 2/8/19[1,3]	49,299,991	26,720,595
Transportation Infrastructure—1.3%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.82%,[LIBOR12+225], 4/6/24[1]	38,946,900	39,312,027
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%,[LIBOR4+225], 11/2/23[1]	14,554,805	14,673,136
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.479%,[LIBOR4+500], 5/19/23[1]	19,616,425	19,935,192
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.06%,[LIBOR12+350], 11/6/24[1]	22,335,000	22,567,731
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.067%,[LIBOR12+450], 5/22/24[1]	29,432,814	30,021,470
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+275], 6/30/22[1]	56,159,984	56,598,874

		183,108,430
Information Technology—8.6%
Communications Equipment—0.4%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.96%,[LIBOR4+725], 7/17/20[1]	63,900,414	60,577,592
Electronic Equipment, Instruments, & Components—0.2%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.06%,[LIBOR12+450], 4/14/21[1]	26,557,139	26,685,809
Internet Software & Services—8.0%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.817%-4.979%,[LIBOR4+350], 6/13/24[1]	55,485,938	55,867,403
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.31%,[LIBOR12+475], 12/15/24[1,7]	153,217,000	154,206,016
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.734%,[LIBOR4+500], 6/30/21[1]	39,180,199	38,527,260
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.824%,[LIBOR12+325], 9/10/22[1]	38,087,195	38,341,046
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.817%,[LIBOR12+225], 8/16/22[1]	8,028,336	8,098,584

21 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.38%,[LIBOR4+300], 5/1/24[1]	$32,742,465	$33,015,373
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 5.90%,[LIBOR12+425], 12/15/21[1]	21,337,034	21,510,504
Tranche B3, 5.502%,[LIBOR12+425], 12/15/21[1]	920,000	927,480
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.32%,[LIBOR12+275], 7/5/21[1]	21,776,447	22,067,707
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%,[LIBOR12+375], 6/1/22[1]	20,457,315	20,623,530
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.81%,[LIBOR12+225], 7/8/22[1]	13,037,317	13,141,485
Tranche B, 3.81%,[LIBOR12+225], 4/26/24[1]	49,147,120	49,556,516
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.443%,[LIBOR4+375], 12/1/23[1]	16,500,806	16,645,271
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 2/15/24[1]	45,189,976	45,565,731
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%,[LIBOR4+275], 2/1/22[1]	66,571,361	67,005,406
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%,[LIBOR4+325], 8/5/22[1]	33,361,922	33,579,275
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.56%,[LIBOR12+700], 4/6/22[1]	12,770,825	12,946,424
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.83%,[LIBOR12+425], 1/20/24[1]	17,163,305	16,794,294
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.074%,[LIBOR12+450], 11/29/24[1]	15,265,000	15,431,999
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.324%,[LIBOR12+275], 6/21/24[1] Tranche B2, 4.324%,[LIBOR4+250], 11/19/21[1]	13,057,252 26,875,000	13,141,537 27,059,900
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.06%,[LIBOR12+250], 5/13/24[1]	12,884,412	12,997,150
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.067%,[LIBOR12+450], 9/30/24[1]	51,171,750	51,747,432
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.722%-6.824%,[LIBOR12+525], 9/27/23[1]	15,870,383	16,002,663
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.897%,[LIBOR6+650], 12/8/21[1]	10,953,865	10,851,172
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.718%,[LIBOR4+325], 1/11/25[1]	8,975,000	9,080,456
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%,[LIBOR4+550], 10/31/22[1]	28,129,707	28,789,068
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.83%,[LIBOR12+325], 4/24/22[1]	38,874,007	38,498,873
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.324%,[LIBOR12+275], 6/21/24[1]	88,197,405	88,766,719
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%,[LIBOR4+350], 2/3/23[1]	19,681,200	19,811,686
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%,[LIBOR12+325], 3/3/23[1]	11,082,204	11,179,894

22 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%,[LIBOR4+325], 9/30/22[1]	$10,446,455	$10,520,155
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 5/1/24[1]	66,841,115	67,245,170
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.074%,[LIBOR4+250], 9/28/24[1]	11,590,950	11,651,339
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.193%,[LIBOR4+450], 1/27/23[1]	44,480,643	44,805,129
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+250], 12/1/23[1]	31,755,967	31,994,295

		1,157,993,942
Materials—7.1%
Chemicals—2.4%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.693%,[LIBOR4+300], 1/31/24[1]	13,845,425	13,976,956
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.229%,[LIBOR4+275], 8/30/20[1]	2,192,369	2,196,491
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 4.229%,[LIBOR4+275], 8/30/20[1] Tranche B3, 4.229%,[LIBOR4+275], 8/30/20[1]	17,062,229 5,166,644	17,094,306 5,176,357
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.074%,[LIBOR12+350], 7/30/21[1]	28,999,154	29,295,235
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.824%,[LIBOR4+325], 11/7/24[1]	13,400,000	13,546,596
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+250], 2/14/24[1]	13,016,638	13,125,131
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.811%,[LIBOR4+225], 10/20/24[1]	56,249,025	56,745,141
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B6, 4.574%,[LIBOR12+300], 6/7/23[1] Tranche B7, 4.074%,[LIBOR4+275], 6/7/20[1]	13,444,031 13,504,771	13,560,255 13,617,334
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.943%,[LIBOR4+425], 2/14/24[1]	16,890,839	17,024,614
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.064%,[LIBOR4+675], 8/20/19[1]	9,522,045	9,690,728
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.205%,[LIBOR4+250], 2/8/25[1]	8,975,000	9,068,475
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.067%,[LIBOR12+350], 6/13/23[1]	12,363,500	12,409,863
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.074%,[LIBOR4+250], 9/6/24[1]	5,351,588	5,411,231
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 9/23/24[1]	24,188,193	24,455,956
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 9/23/24[1]	55,815,986	56,433,869

23 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+250], 7/1/24[1]	$39,421,200	$39,848,329

		352,676,867

Construction Materials—1.1%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.074%,[LIBOR12+250], 10/31/23[1]	14,773,363	14,901,226
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.824%-3.943%,[LIBOR12+225], 8/18/23[1]	28,844,372	29,176,082
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%,[LIBOR12+275], 11/15/23[1]	73,444,501	73,936,946
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.817%,[LIBOR12+225], 7/20/22[1]	14,106,121	14,237,097
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.817%,[LIBOR12+325], 2/28/24[1]	20,762,284	20,995,860

		153,247,211

Containers & Packaging—1.2%
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche M, 3.804%-3.824%,[LIBOR12+225], 10/1/22[1]	26,444,821	26,679,915
Tranche N, 3.804%,[LIBOR12+225], 1/19/24[1]	8,629,788	8,702,321
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.874%-4.958%,[LIBOR12+325], 4/3/24[1]	37,451,800	37,806,281
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.824%,[LIBOR12+225], 10/31/24[1]	4,255,000	4,286,934
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.45%,[LIBOR4+275], 10/14/24[1]	16,937,550	17,138,684
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.324%,[LIBOR12+300], 2/5/23[1]	39,734,610	40,084,473
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.574%,[LIBOR12+300], 3/11/22[1]	32,999,929	33,286,698

		167,985,306

Metals & Mining—2.2%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.943%,[LIBOR4+725], 4/16/20[1]	249,880,628	230,554,860
Tranche B3, 9.443%,[LIBOR4+775], 4/17/20[1]	75,266,308	69,245,003
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.324%,[LIBOR12+375], 1/4/23[1]	3,905,000	3,958,694
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.074%,[LIBOR12+350], 3/31/22[1]	16,420,061	16,669,810

		320,428,367

Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.046%-4.324%,[LIBOR4+275], 5/1/21[1]	27,683,678	27,799,119

24 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Telecommunication Services—4.8%
Diversified Telecommunication Services—4.8%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.317%,[LIBOR4+275], 1/31/25[1]	$186,150,000	$183,649,075
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.445%,[LIBOR4+375], 10/2/24[1]	29,515,000	29,994,766
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.57%,[LIBOR12+300], 10/5/23[1]	48,490,193	47,944,678
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.52%,[LIBOR4+375], 5/27/24[1]	26,234,250	26,562,178
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.33%,[LIBOR12+375], 6/15/24[1]	44,600,875	43,811,217
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%,[LIBOR4+400], 5/23/20[1]	40,610,525	40,940,485
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.943%,[LIBOR4+775], 11/23/20[1]	18,000,000	18,078,840
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.89%,[LIBOR4+450], 8/6/21[1]	46,817,123	46,583,037
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.89%,[LIBOR4+950], 2/4/22[1]	26,090,000	22,828,750
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.696%,[LIBOR12+225], 2/22/24[1]	35,765,000	35,962,602
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.83%,[LIBOR12+225], 3/24/21[1]	13,259,418	13,366,223
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.83%,[LIBOR12+225], 6/10/22[1]	17,624,239	17,752,807
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.125%,[LIBOR4+250], 2/2/24[1]	120,851,763	121,317,646
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.56%,[LIBOR12+400], 3/29/21[1]	52,744,529	50,151,080

		698,943,384

Utilities—3.5%
Electric Utilities—3.5%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.20%,[LIBOR4+250], 1/15/24[1]	22,817,468	22,958,823
Tranche B7, 4.20%,[LIBOR4+275], 5/31/23[1]	5,120,124	5,154,454
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.391%,[LIBOR4+375], 12/20/24[1]	18,820,000	19,090,632
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.311%,[LIBOR12+275], 2/7/24[1]	58,895,974	59,555,314
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.95%,[LIBOR4+325], 6/28/23[1]	33,347,276	33,722,433
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.468%,[LIBOR4+300], 11/28/24[1]	4,685,000	4,755,275
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%,[LIBOR4+375], 6/3/24[1]	26,721,406	27,008,795
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.08%,[LIBOR4+450], 6/12/20[1]	38,200,000	38,319,375

25 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.693%,[LIBOR4+700], 10/18/22[1]	$9,272,625	$9,040,809
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%,[LIBOR4+225], 6/30/23[1]	111,482,181	112,259,212
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%,[LIBOR4+400], 11/9/20[1]	55,800,075	47,546,128
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.574%,[LIBOR12+400], 7/15/23[1]	45,154,328	45,583,294
TerraForm Power Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%,[LIBOR4+275], 11/8/22[1]	6,280,000	6,350,650
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.064%-4.074%,[LIBOR12+250], 8/4/23[1]	60,983,008	61,522,097
Tranche C, 4.064%,[LIBOR12+250], 8/4/23[1]	10,802,540	10,898,034

		503,765,325

Total Corporate Loans (Cost $12,505,200,218)		12,387,363,123

Corporate Bonds and Notes—0.8%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[6]	3,590,000	3,588,923
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[2,3]	1,803,397	2
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	37,580,000	39,599,925
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	36,925,000	35,291,069
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	33,000,000	31,020,000

Total Corporate Bonds and Notes (Cost $110,315,389)		109,499,919

	Shares
Common Stocks—4.0%
Arch Coal, Inc., Cl. A7	2,931,034	263,822,370
Aretec Group, Inc.[7,8]	652,484	29,035,538
Avaya Holdings Corp.[7,8]	5,506,017	114,965,635
Caesars Entertainment Corp.[8]	479,309	6,686,360
Everyware Global, Inc.[7,8]	1,397,654	12,054,766
Gymboree Corp. (The)[7,8]	1,798,615	32,375,070
Gymboree Corp. (The)[7,8]	635,688	11,442,384
ION Media Networks, Inc.[2,8]	35,695	18,311,535
Larchmont Resources LLC[2,7,8]	8,017	2,765,965
Mach Gen LLC[2,8]	313,469	862,040
Media General, Inc.[2,8,9]	6,554,344	393,261
Millennium Corporate Claim Litigation Trust[2,7,8]	70,485	705
Millennium Lender Claim Litigation Trust[2,7,8]	140,969	1,410
New Millennium Holdco, Inc.[2,7,8]	1,431,369	14,314
Ocean Rig UDW, Inc., Cl. A8	2,589,786	69,717,027
Quicksilver Resources, Inc.[2,7,8]	145,955,000	2,751,836
Sabine Oil[8]	17,596	846,010
Templar Energy, Cl. A2,7,8	1,799,429	2,249,286
VICI Properties, Inc.[8]	694,676	15,282,872

Total Common Stocks (Cost $554,911,901)		583,578,384

26 OPPENHEIMER SENIOR FLOATING RATE FUND

	Units	Value
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[8]	55,793	$362,654
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[8]	9,937	54,654

Total Rights, Warrants and Certificates (Cost $5,853,811)		417,308

	Shares
Investment Company—10.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[7,10] (Cost $1,464,516,449)	1,464,516,449	1,464,516,449
Total Investments, at Value (Cost $14,640,797,768)	100.6%	14,545,375,183
Net Other Assets (Liabilities)	(0.6)	(90,214,603)

Net Assets	100.0%	$14,455,160,580

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. Interest or dividend is paid-in-kind, when applicable.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $78,479,917 or 0.54% of the Fund’s net assets at period end.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares / Principal July 31, 2017	Gross Additions		Gross Reductions	Shares / Principal January 31, 2018
Arch Coal, Inc., Cl. A	2,931,034	—		—	2,931,034
Aretec Group, Inc.	700,132	—		47,648	652,484
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.819%,[LIBOR12+425], 11/23/20	16,189,762	29,817,416		16,264,306	29,742,872
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21	86,864,699	26,307,913		24,339,899	88,832,713
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21	—	2,752,331		—	2,752,331
Avaya Holdings Corp.	—	5,506,017	[a]	—	5,506,017
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.31%,[LIBOR12+475], 12/15/24	—	153,217,000		—	153,217,000
Everyware Global, Inc.	1,397,654	—		—	1,397,654
Gymboree Corp. (The)	—	635,688		—	635,688
Gymboree Corp. (The)	—	1,798,615		—	1,798,615

27 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares / Principal July 31, 2017	Gross Additions		Gross Reductions	Shares / Principal January 31, 2018
Larchmont Resources LLC	8,017	—		—	8,017
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20	6,692,610	176,470		—	6,869,080
Millennium Corporate Claim Litigation Trust	70,485	—		—	70,485
Millennium Lender Claim Litigation Trust	140,969	—		—	140,969
New Millennium Holdco, Inc.	1,431,369	—		—	1,431,369
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,017,372,359	2,439,996,871		1,992,852,781	1,464,516,449
Quicksilver Resources, Inc.	145,955,000	—		—	145,955,000
Templar Energy, Cl. A	1,799,429	—		—	1,799,429

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Arch Coal, Inc., Cl. A	$263,822,370	$2,051,724		$—	$40,858,614
Aretec Group, Inc.	29,035,538	—		1,336,349	17,470,162
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.819%,[LIBOR12+425], 11/23/20	29,919,544	730,762		89,467	(166,297)
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21	89,304,858	3,976,888	[b]	354,642	374,678
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21	2,766,960	—		—	7,748
Avaya Holdings Corp.	114,965,635	—		—	11,450,009
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.31%,[LIBOR12+475], 12/15/24	154,206,016	1,067,874		—	2,647,765
Everyware Global, Inc.	12,054,766	—		—	2,489,222
Gymboree Corp. (The)	11,442,384	—		—	3,487,507
Gymboree Corp. (The)	32,375,070	—		—	(11,988,700)
Larchmont Resources LLC	2,765,965	—		—	—
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20	6,800,389	352,204	[b]	—	(43,485)
Millennium Corporate Claim Litigation Trust	705	—		—	—
Millennium Lender Claim Litigation Trust	1,410	—		—	—
New Millennium Holdco, Inc.	14,314	—		—	—
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,464,516,449	7,086,608		—	—
Quicksilver Resources, Inc.	2,751,836	—		—	65

28 OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Templar Energy, Cl. A	$2,249,286	$—	$—	$(5,623,215)

Total	$2,218,993,495	$15,266,060	$1,780,458	$60,964,073

a. All or a portion is the result of a corporate action.

b. All or a portion of the transactions were the result of non-cash interest or dividends.

8. Non-income producing security.

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

29 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $12,445,259,002)	$12,326,381,688
Affiliated companies (cost $2,195,538,766)	2,218,993,495

14,545,375,183
Cash	44,481,919
Receivables and other assets:
Investments sold	217,490,301
Interest, dividends and principal paydowns	41,765,180
Shares of beneficial interest sold	25,825,777
Other	1,149,572

Total assets	14,876,087,932
Liabilities
Payables and other liabilities:
Investments purchased	376,065,743
Shares of beneficial interest redeemed	35,134,102
Dividends	5,858,692
Distribution and service plan fees	1,397,045
Trustees’ compensation	327,400
Shareholder communications	4,216
Other	2,140,154

Total liabilities	420,927,352
Net Assets	$14,455,160,580

Composition of Net Assets
Par value of shares of beneficial interest	$1,770,590
Additional paid-in capital	15,450,507,486
Accumulated net investment income	46,477,199
Accumulated net realized loss on investments	(948,172,110)
Net unrealized depreciation on investments	(95,422,585)

Net Assets	$14,455,160,580

30 OPPENHEIMER SENIOR FLOATING RATE FUND

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $3,927,998,763 and 480,667,912 shares of beneficial interest outstanding)	$8.17

Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.47

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,405,754 and 905,988 shares of beneficial interest outstanding)	$8.17

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,608,060,466 and 318,791,650 shares of beneficial interest outstanding)	$8.18

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $1,118,073,721 and 137,128,918 shares of beneficial interest outstanding)	$8.15

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,670,079 and 9,018,885 shares of beneficial interest outstanding)	$8.17

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $6,719,951,797 and 824,076,513 shares of beneficial interest outstanding)	$8.15

See accompanying Notes to Financial Statements.

31 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2018 Unaudited

Investment Income
Interest:
Unaffiliated companies	$414,493,850
Affiliated companies	6,127,728
Dividends:
Unaffiliated companies	13,228,131
Affiliated companies	9,138,332
Other income	1,752,966

Total investment income	444,741,007
Expenses
Management fees	42,871,111
Distribution and service plan fees:
Class A	4,934,401
Class B	38,660
Class C	13,560,088
Class R	175,411
Transfer and shareholder servicing agent fees:
Class A	2,116,283
Class B	5,437
Class C	1,445,317
Class I	170,496
Class R	37,705
Class Y	3,586,213
Shareholder communications:
Class A	19,735
Class B	442
Class C	10,150
Class I	1,776
Class R	325
Class Y	27,549
Borrowing fees	11,234,641
Custodian fees and expenses	1,590,118
Trustees’ compensation	210,835
Other	978,196

Total expenses	83,014,889
Less waivers and reimbursements of expenses	(668,680)

Net expenses	82,346,209
Net Investment Income	362,394,798

32 OPPENHEIMER SENIOR FLOATING RATE FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies	$(65,578,466)
Affiliated companies	1,780,458

Net realized loss	(63,798,008)
Net change in unrealized appreciation/depreciation on:
Investment transactions in:
Unaffiliated companies	(5,147,417)
Affiliated companies	60,964,073

Net change in unrealized appreciation/depreciation	55,816,656

Net Increase in Net Assets Resulting from Operations	$354,413,446

See accompanying Notes to Financial Statements.

33 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$362,394,798	$624,512,844
Net realized loss	(63,798,008)	(10,151,221)
Net change in unrealized appreciation/depreciation	55,816,656	400,778,269

Net increase in net assets resulting from operations	354,413,446	1,015,139,892

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(84,732,130)	(177,692,125)
Class B	(195,783)	(1,036,557)
Class C	(47,755,447)	(100,110,245)
Class I	(26,127,874)	(50,773,036)
Class R	(1,415,143)	(2,060,527)
Class Y	(151,762,621)	(236,387,220)

	(311,988,998)	(568,059,710)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(114,161,233)	(1,187,027)
Class B	(7,000,864)	(27,280,580)
Class C	(208,839,313)	(128,897,861)
Class I	14,878,082	149,303,066
Class R	7,811,008	21,420,875
Class Y	(16,218,506)	2,458,156,149

	(323,530,826)	2,471,514,622
Net Assets
Total increase (decrease)	(281,106,378)	2,918,594,804
Beginning of period	14,736,266,958	11,817,672,154

End of period (including accumulated net investment income (loss) of $46,477,199 and $(3,928,601), respectively)	$14,455,160,580	$14,736,266,958

See accompanying Notes to Financial Statements.

34 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$8.15	$7.85	$8.08	$8.40	$8.39	$8.19
Income (loss) from investment operations:
Net investment income[1]	0.20	0.37	0.37	0.36	0.37	0.44
Net realized and unrealized gain (loss)	(0.01)	0.27	(0.21)	(0.32)	0.01	0.17

Total from investment operations	0.19	0.64	0.16	0.04	0.38	0.61
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.34)	(0.39)	(0.36)	(0.37)	(0.41)
Net asset value, end of period	$8.17	$8.15	$7.85	$8.08	$8.40	$8.39

Total Return, at Net Asset Value[2]	2.42%	8.30%	2.12%	0.51%	4.62%	7.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,927,999	$4,030,774	$3,883,693	$5,065,599	$6,881,421	$5,345,041
Average net assets (in thousands)	$3,935,887	$4,213,255	$4,268,537	$5,637,843	$6,947,675	$3,403,854
Ratios to average net assets:[3]
Net investment income	4.96%	4.63%	4.83%	4.41%	4.39%	5.32%
Expenses excluding specific expenses listed below	0.98%	0.97%	0.97%	0.97%	0.97%	1.01%
Interest and fees from borrowings	0.15%	0.15%	0.14%	0.11%	0.09%	0.06%

Total expenses[4]	1.13%	1.12%	1.11%	1.08%	1.06%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.12%	1.11%	1.11%[5]	1.08%[5]	1.06%[5]	1.06%
Portfolio turnover rate	31%	77%	28%	39%	57%	68%

35 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	1.14%
Year Ended July 31, 2017	1.13%
Year Ended July 31, 2016	1.11%
Year Ended July 31, 2015	1.08%
Year Ended July 31, 2014	1.06%
Year Ended July 31, 2013	1.08%

5. Waiver less than 0.005%.

See accompanying Notes to Financial Statements.

36 OPPENHEIMER SENIOR FLOATING RATE FUND

Class B	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$8.15	$7.85	$8.09	$8.40	$8.40	$8.20
Income (loss) from investment operations:
Net investment income[1]	0.18	0.34	0.34	0.32	0.33	0.40
Net realized and unrealized gain (loss)	(0.01)	0.26	(0.23)	(0.31)	(0.01)	0.16

Total from investment operations	0.17	0.60	0.11	0.01	0.32	0.56
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.15)	(0.30)	(0.35)	(0.32)	(0.32)	(0.36)
Net asset value, end of period	$8.17	$8.15	$7.85	$8.09	$8.40	$8.40

Total Return, at Net Asset Value[2]	2.16%	7.76%	1.49%	0.12%	3.93%	6.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,406	$14,411	$40,365	$61,354	$83,999	$89,319
Average net assets (in thousands)	$10,238	$27,014	$49,752	$71,246	$91,943	$87,671
Ratios to average net assets:[3]
Net investment income	4.48%	4.24%	4.33%	3.90%	3.88%	4.78%
Expenses excluding specific expenses listed below	1.49%	1.47%	1.47%	1.48%	1.51%	1.64%
Interest and fees from borrowings	0.15%	0.15%	0.14%	0.11%	0.09%	0.06%

Total expenses[4]	1.64%	1.62%	1.61%	1.59%	1.60%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.61%	1.61%[5]	1.59%[5]	1.60%[5]	1.69%
Portfolio turnover rate	31%	77%	28%	39%	57%	68%

37 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	1.65%
Year Ended July 31, 2017	1.63%
Year Ended July 31, 2016	1.61%
Year Ended July 31, 2015	1.59%
Year Ended July 31, 2014	1.60%
Year Ended July 31, 2013	1.71%

5. Waiver less than 0.005%.

See accompanying Notes to Financial Statements.

38 OPPENHEIMER SENIOR FLOATING RATE FUND

Class C	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$8.16	$7.86	$8.09	$8.40	$8.40	$8.20
Income (loss) from investment operations:
Net investment income[1]	0.17	0.32	0.32	0.30	0.31	0.40
Net realized and unrealized gain (loss)	(0.01)	0.26	(0.22)	(0.31)	0.00[2]	0.17

Total from investment operations	0.16	0.58	0.10	(0.01)	0.31	0.57
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.14)	(0.28)	(0.33)	(0.30)	(0.31)	(0.37)
Net asset value, end of period	$8.18	$8.16	$7.86	$8.09	$8.40	$8.40

Total Return, at Net Asset Value[3]	2.04%	7.48%	1.37%	(0.12)%	3.77%	7.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,608,060	$2,809,704	$2,833,205	$3,537,526	$4,303,006	$3,132,135
Average net assets (in thousands)	$2,689,664	$2,877,196	$3,063,608	$3,843,616	$3,949,603	$2,258,041
Ratios to average net assets:[4] Net investment income	4.21%	3.89%	4.09%	3.65%	3.68%	4.85%
Expenses excluding specific expenses listed below	1.74%	1.72%	1.72%	1.73%	1.67%	1.49%
Interest and fees from borrowings	0.15%	0.15%	0.14%	0.11%	0.09%	0.06%

Total expenses[5]	1.89%	1.87%	1.86%	1.84%	1.76%	1.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	1.86%	1.86%[6]	1.84%[6]	1.76%[6]	1.54%
Portfolio turnover rate	31%	77%	28%	39%	57%	68%

39 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	1.90%
Year Ended July 31, 2017	1.88%
Year Ended July 31, 2016	1.86%
Year Ended July 31, 2015	1.84%
Year Ended July 31, 2014	1.76%
Year Ended July 31, 2013	1.56%

6. Waiver less than 0.005%.

See accompanying Notes to Financial Statements.

40 OPPENHEIMER SENIOR FLOATING RATE FUND

Class I	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Period Ended July 31, 2013[1]
Per Share Operating Data
Net asset value, beginning of period	$8.13	$7.83	$8.06	$8.37	$8.38	$8.27
Income (loss) from investment operations:
Net investment income[2]	0.22	0.40	0.40	0.39	0.39	0.35
Net realized and unrealized gain (loss)	(0.01)	0.27	(0.22)	(0.31)	(0.00)[3]	0.09

Total from investment operations	0.21	0.67	0.18	0.08	0.39	0.44
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.37)	(0.41)	(0.39)	(0.40)	(0.33)
Net asset value, end of period	$8.15	$8.13	$7.83	$8.06	$8.37	$8.38

Total Return, at Net Asset Value[4]	2.59%	8.65%	2.44%	0.94%	4.72%	5.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,118,074	$1,100,191	$915,631	$1,165,355	$1,302,876	$159,260
Average net assets (in thousands)	$1,127,941	$1,129,050	$1,014,977	$1,184,063	$620,338	$45,348
Ratios to average net assets:[5]
Net investment income	5.29%	4.91%	5.15%	4.72%	4.62%	5.55%
Expenses excluding specific expenses listed below	0.66%	0.65%	0.66%	0.65%	0.65%	0.63%
Interest and fees from borrowings	0.15%	0.15%	0.14%	0.11%	0.09%	0.06%

Total expenses[6]	0.81%	0.80%	0.80%	0.76%	0.74%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.79%	0.80%[7]	0.76%[7]	0.74%[7]	0.68%
Portfolio turnover rate	31%	77%	28%	39%	57%	68%

41 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. For the period from October 26, 2012 (inception of offering) to July 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	0.82%
Year Ended July 31, 2017	0.81%
Year Ended July 31, 2016	0.80%
Year Ended July 31, 2015	0.76%
Year Ended July 31, 2014	0.74%
Period Ended July 31, 2013	0.70%

7. Waiver less than 0.005%.

See accompanying Notes to Financial Statements.

42 OPPENHEIMER SENIOR FLOATING RATE FUND

Class R	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Period Ended July 31, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$8.14	$7.85	$8.08	$8.39	$8.39	$8.29
Income (loss) from investment operations:
Net investment income[2]	0.19	0.35	0.36	0.34	0.34	0.31
Net realized and unrealized gain (loss)	(0.00)[3]	0.26	(0.22)	(0.31)	0.01	0.08

Total from investment operations	0.19	0.61	0.14	0.03	0.35	0.39
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.32)	(0.37)	(0.34)	(0.35)	(0.29)
Net asset value, end of period	$8.17	$8.14	$7.85	$8.08	$8.39	$8.39

Total Return, at Net Asset Value[4]	2.42%	7.90%	1.87%	0.37%	4.22%	4.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,670	$65,597	$42,546	$33,417	$22,949	$7,577
Average net assets (in thousands)	$69,930	$52,459	$36,727	$27,664	$15,672	$2,375
Ratios to average net assets:[5]
Net investment income	4.71%	4.34%	4.63%	4.14%	4.09%	4.99%
Expenses excluding specific expenses listed below	1.23%	1.22%	1.23%	1.23%	1.23%	1.27%
Interest and fees from borrowings	0.15%	0.15%	0.14%	0.11%	0.09%	0.06%

Total expenses[6]	1.38%	1.37%	1.37%	1.34%	1.32%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%	1.36%	1.37%[7]	1.34%[7]	1.32%[7]	1.32%
Portfolio turnover rate	31%	77%	28%	39%	57%	68%

43 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. For the period from October 26, 2012 (inception of offering) to July 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	1.39%
Year Ended July 31, 2017	1.38%
Year Ended July 31, 2016	1.37%
Year Ended July 31, 2015	1.34%
Year Ended July 31, 2014	1.32%
Period Ended July 31, 2013	1.34%

7. Waiver less than 0.005%.

See accompanying Notes to Financial Statements.

44 OPPENHEIMER SENIOR FLOATING RATE FUND

Class Y	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$8.13	$7.83	$8.07	$8.38	$8.37	$8.17
Income (loss) from investment operations:
Net investment income[1]	0.21	0.39	0.39	0.38	0.39	0.46
Net realized and unrealized gain (loss)	(0.01)	0.27	(0.23)	(0.31)	0.01	0.17

Total from investment operations	0.20	0.66	0.16	0.07	0.40	0.63
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.18)	(0.36)	(0.40)	(0.38)	(0.39)	(0.43)
Net asset value, end of period	$8.15	$8.13	$7.83	$8.07	$8.38	$8.37

Total Return, at Net Asset Value[2]	2.55%	8.58%	2.24%	0.87%	4.88%	7.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,719,952	$6,715,590	$4,102,232	$6,035,847	$8,122,500	$4,717,005
Average net assets (in thousands)	$6,666,305	$5,364,472	$4,648,275	$6,814,415	$7,250,969	$2,502,666
Ratios to average net assets:[3]
Net investment income	5.21%	4.82%	5.06%	4.66%	4.63%	5.55%
Expenses excluding specific expenses listed below	0.74%	0.72%	0.73%	0.72%	0.72%	0.72%
Interest and fees from borrowings	0.15%	0.15%	0.14%	0.11%	0.09%	0.06%

Total expenses[4]	0.89%	0.87%	0.87%	0.83%	0.81%	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.88%	0.86%	0.87%[5]	0.83%[5]	0.81%[5]	0.77%
Portfolio turnover rate	31%	77%	28%	39%	57%	68%

45 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	0.90%
Year Ended July 31, 2017	0.88%
Year Ended July 31, 2016	0.87%
Year Ended July 31, 2015	0.83%
Year Ended July 31, 2014	0.81%
Year Ended July 31, 2013	0.79%

5. Waiver less than 0.005%.

See accompanying Notes to Financial Statements.

46 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a CDSC. Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any,

47 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2017, including open tax years, and does not believe there are

48 OPPENHEIMER SENIOR FLOATING RATE FUND

2. Significant Accounting Policies (Continued)

any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended July 31, 2017, the Fund utilized $43,100,416 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2018	$203,947,679
2019	29,853,127
No expiration	645,890,959

Total	$879,691,765

At period end, it is estimated that the capital loss carryforwards would be $233,800,806 expiring by 2019 and $709,688,967, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$14,640,797,768

Gross unrealized appreciation	$390,499,875
Gross unrealized depreciation	(485,922,460)

Net unrealized depreciation	$(95,422,585)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

49 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market

50 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

51 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$12,023,675,704	$363,687,419	$12,387,363,123
Corporate Bonds and Notes	—	109,499,917	2	109,499,919
Common Stocks	470,474,264	85,753,768	27,350,352	583,578,384
Rights, Warrants and Certificates	—	417,308	—	417,308
Investment Company	1,464,516,449	—	—	1,464,516,449

Total Assets	$1,934,990,713	$12,219,346,697	$391,037,773	$14,545,375,183

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Common Stocks	$9,565,544	$(11,500,506)	$11,500,506	$(9,565,544)

Total Assets	$9,565,544	$(11,500,506)	$11,500,506	$(9,565,544)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

52 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

	Value as of July 31, 2017	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]
Assets Table
Investments, at Value:
Corporate Loans	$354,033,583	$—	$2,816,985	$118,281
Corporate Bonds and Notes	2	—	—	—
Common Stocks	39,495,346	—	(13,752,077)	—

Total Assets	$393,528,931	$—	$(10,935,092)	$118,281

a. Included in net investment income.

			Transfers into Transfers out of		Value as of January 31, 2018
	Purchases	Sales	Level 3	Level 3
Assets Table
Investments, at Value:
Corporate Loans	$7,552,925	$(834,355)	$—	$—	$363,687,419
Corporate Bonds and Notes	—	—	—	—	2
Common Stocks	—	(327,879)	11,500,506	(9,565,544)	27,350,352

Total Assets	$7,552,925	$(1,162,234)	$11,500,506	$(9,565,544)	$391,037,773

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation
Assets Table
Investments, at Value
Corporate Loans	$2,816,985
Common Stocks	(13,752,077)

Total	$(10,935,092)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

53 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Value as of January 31, 2018	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Corporate Loans	$189,984,347	Broker Quote Discounted Cash Flow	N/A Illiquidity	N/A	N/A (a)
Corporate Loans	173,703,072	Model Estimated Recovery	Discount Implied rating Yield to Maturity	N/A N/A N/A	3.69% (b) BB- 4.96% 0.0001%
Corporate Bonds and Notes	2	Proceeds	Nominal Value	N/A	of Par (c)
Common Stocks	5,877,291	Broker Quote Estimated Recovery	N/A	N/A	N/A (a)
Common Stocks	16,429	Proceeds Enterprise Value	Nominal Value EBITDA	N/A	$0.01/share (c)
Common Stocks	18,311,535	Model Estimated Recovery	Multiple Market Value of	N/A	6.0 (d) $0.0189/
Common Stocks	2,751,836	Proceeds Estimated Recovery	Original Loan Auction	N/A	share (e)
Common Stocks	393,261	Proceeds	Proceeds	N/A	$0.06/share (f)

Total	$391,037,773

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b) The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c) The Fund fair values certain securities held at a nominal value to reflect the low probability of receipt of future payments to be received. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(d) The Fund fair values certain common stocks received from a restructuring using an enterprise value model which incorporates the Company’s EBITDA and an EBITDA multiple, current cash balance and debt (as disclosed within the Company’s most recent financial statements). The EBITDA multiple is derived based on a historical multiple for this security from a prior pricing source. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a

54 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

re-evaluation of the security’s fair valuation. A significant increase (decrease) in the EBITDA multiple will result in a significant increase (decrease) to the fair value of the investment.

(e) The Fund fair values certain common stocks received from a restructuring at the estimated amount of future recovery proceeds. This estimate is based on the market value of the original loan held prior to the restructuring (as determined by a pricing service) less the cash distribution received as part of the restructuring. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the market value of the original loan position will result in a significant increase (decrease) to the fair value of the investment.

(f) The Fund fair values certain common stocks received following a merger at the estimated amount of future recovery proceeds from the sale of assets as disclosed within the Company’s financial statements, less cash distributions received. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for

55 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

investment purposes) in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $12,387,363,123, representing 85.7% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or

56 OPPENHEIMER SENIOR FLOATING RATE FUND

4. Investments and Risks (Continued)

fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$165,819,581
Market Value	$107,487,745
Market Value as % of Net Assets	0.74%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

57 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	55,530,382	$450,790,872	212,619,945	$1,724,600,788
Dividends and/or distributions reinvested	9,763,461	79,211,492	19,919,567	161,393,190
Redeemed	(79,419,727)	(644,163,597)	(232,491,898)	(1,887,181,005)

Net increase (decrease)	(14,125,884)	$(114,161,233)	47,614	$(1,187,027)

Class B
Sold	17,780	$144,384	217,848	$1,761,719
Dividends and/or distributions reinvested	22,451	182,152	117,699	950,895
Redeemed	(902,726)	(7,327,400)	(3,707,834)	(29,993,194)

Net decrease	(862,495)	$(7,000,864)	(3,372,287)	$(27,280,580)

Class C
Sold	14,136,214	$114,843,252	63,507,943	$515,694,321
Dividends and/or distributions reinvested	5,318,639	43,202,419	10,717,452	86,880,856
Redeemed	(45,183,242)	(366,884,984)	(90,249,461)	(731,473,038)

Net decrease	(25,728,389)	$(208,839,313)	(16,024,066)	$(128,897,861)

Class I
Sold	33,101,796	$267,979,346	85,803,963	$693,436,650
Dividends and/or distributions reinvested	2,084,859	16,875,132	4,460,881	36,066,457
Redeemed	(33,420,304)	(269,976,396)	(71,841,866)	(580,200,041)

Net increase	1,766,351	$14,878,082	18,422,978	$149,303,066

Class R
Sold	1,735,516	$14,079,751	4,259,383	$34,567,418
Dividends and/or distributions reinvested	164,560	1,334,608	233,620	1,892,149
Redeemed	(937,191)	(7,603,351)	(1,859,678)	(15,038,692)

Net increase	962,885	$7,811,008	2,633,325	$21,420,875

58 OPPENHEIMER SENIOR FLOATING RATE FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Sold	141,469,903	$1,145,618,597	529,650,729	$4,291,729,814
Dividends and/or distributions reinvested	16,577,534	134,220,008	25,245,680	204,249,504
Redeemed	(160,109,698)	(1,296,057,111)	(252,544,451)	(2,037,823,169)

Net increase (decrease)	(2,062,261)	$(16,218,506)	302,351,958	$2,458,156,149

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$4,204,567,932	$4,811,475,685

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Next $5 billion	0.58
Next $10 billion	0.56
Over $20 billion	0.55

The Fund’s effective management fee for the reporting period was 0.59% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

59 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Board of

60 OPPENHEIMER SENIOR FLOATING RATE FUND

8. Fees and Other Transactions with Affiliates (Continued)

Trustees has currently set the fee for Class B shares at an annual rate of 0.50% of daily net assets of those classes, but may increase it up to 0.75% in the future. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
January 31, 2018	$221,796	$27,819	$—	$134,886	$—

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $668,680 for IGMMF management fees. This fee waiver and/ or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to

61 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund did not have any borrowings under this agreement during the period.

Details of the borrowings for the reporting period are as follows:

Fees paid	$5,799,046

62 OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together, the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

63 OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and David Lukkes, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail bank loan funds. The Board noted that the Fund outperformed its category median for the one-, three-, five- and ten-year periods.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail bank loan funds with comparable asset levels and distribution features. The Board considered that the Fund’s contractual management fee was in line with its peer group median and lower than its category median, and the Fund’s total expenses were lower than its peer group median and category median. The Board noted that the Fund was converted into an open-end fund in July 2010. The Board considered the Adviser’s assertion that, since that time, the Fund has maintained a liquidity facility to help manage significant redemptions (if needed), which has contributed to the Fund’s overall expenses.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to

64 OPPENHEIMER SENIOR FLOATING RATE FUND

pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

65 OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

66 OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Joseph Welsh, Vice President
David Lukkes, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

67 OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

68 OPPENHEIMER SENIOR FLOATING RATE FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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71 OPPENHEIMER SENIOR FLOATING RATE FUND

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0291.001.0118 March 23, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018